Shareholder Report, Holdings (Details) - Cambria Chesapeake Pure Trend ETF	Jun. 30, 2026
First American Government Obligations Fund - Class X, 3.57% [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Deere & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Corteva, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Percent of Total Short Exposure	(0.20%)
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Percent of Total Short Exposure	(1.70%)
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Percent of Total Short Exposure	(2.00%)
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Percent of Total Short Exposure	(2.40%)
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Percent of Total Short Exposure	(0.60%)
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Short Exposure	(0.40%)
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.50%)
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(1.00%)
Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)